Average Annual Total Returns - PROFUND VP ULTRANASDAQ-100	None OneYear	None FiveYears	None TenYears	None Inception Date	Nasdaq-100® Index OneYear		Nasdaq-100® Index FiveYears		Nasdaq-100® Index TenYears
Total	86.30%	40.78%	35.06%	Oct. 18, 1999	48.88%	[1]	24.27%	[1]	20.63%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.